Restricted Net Assets - Schedule of Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Restricted Net Assets [Abstract]
Additional paid-in-capital	¥ 240,752	$ 33,608	¥ 203,150
Statutory reserve	32,647	4,557	32,647
Total	¥ 273,399	$ 38,165	¥ 235,797